Statutory and other information, Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 700	$ 3,200
Related party transactions
Short-term employee benefits	31,329	32,523	$ 28,274
Post-employment benefits	1,766	2,387	2,469
Share-based payments	19,210	23,605	16,452
Total key management personnel compensation	52,305	58,515	47,195
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	3,900	3,800	3,000
The audit of subsidiaries pursuant to legislation	8,300	9,400	5,700
Attestation under s404 of Sarbanes-Oxley Act 2002	2,000	2,000	2,000
Audit-related assurance services	300	800	400
Tax compliance services		100
Other assurance services	100	900
The audit of subsidiaries pension schemes	300	400
Total auditor's remuneration	$ 14,900	$ 17,400	$ 11,100